PSI MARKET NEUTRAL FUND	-	Class A Shares: FXMAX
PSI TOTAL RETURN FUND	-	Class A Shares: FXBAX
PSI STRATEGIC GROWTH FUND	-	Class A Shares: FXSAX
PSI TACTICAL GROWTH FUND	-	Class A Shares: FXTAX

each a series of Northern Lights Fund Trust

Supplement dated March 30, 2011

to the Prospectus dated August 23, 2010,

as Revised October 8, 2010

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Based upon a review of its analysis of long-term historical returns and volatility of various asset classes, the adviser to the Funds has adjusted the range of asset class allocations for the PSI Market Neutral Fund and the PSI Strategic Growth Fund.  These changes, as described below, are effective as of the date of this Supplement.

PSI Market Neutral Fund:

The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets long and short (via inverse ETFs) in the following ranges.

Position	Asset Class	Old Percent Allocation	New Percent Allocation
Long	"Strong" Index or Sector ETFs and mutual funds	30% to 40%	30% to 50%
Short	"Weak" Index or Sector ETF	30% to 40%	30% to 50%
Long	Opportunistic Index or Sector ETFs and mutual funds	0% to 20%	0% to 40%

PSI Strategic Growth Fund:

The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Old Percent Allocation	New Percent Allocation
Equity	25% to 85%	25% to 100%
Fixed Income	0% to 25%	0% to 50%
Alternative Asset	10% to 40%	0% to 50%

Any contrary references in the Funds' Prospectus and Statement of Additional Information should be disregarded.

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This Supplement, and both the existing Prospectus dated August 23, 2010 and as revised October 8, 2010 and the Statement of Additional Information dated August 23, 2010, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus, as revised, and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-928-9774.